Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Exposure to foreign currency risk
Financial liabilities	$ (29,479)	$ (26,225)
Lease liabilities
Exposure to foreign currency risk
Financial liabilities	(1,737)	(1,087)
Trade and other payables
Exposure to foreign currency risk
Financial liabilities	(27,742)	(25,138)
Currency risk | Euro
Exposure to foreign currency risk
Financial assets	27,718	26,979
Financial liabilities	(8,265)	(6,013)
Net exposure	19,453	20,966
Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	102	101
Net exposure	102	101
Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	85	552
Financial liabilities	(1,925)	(1,291)
Net exposure	(1,840)	(739)
Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	1,132	1,061
Financial liabilities	(174)	(74)
Net exposure	958	987
Currency risk | British pound sterling
Exposure to foreign currency risk
Financial liabilities		(42)
Net exposure		(42)
Currency risk | Japanese yen
Exposure to foreign currency risk
Financial liabilities	(95)	(34)
Net exposure	(95)	(34)
Currency risk | Hong Kong dollar
Exposure to foreign currency risk
Financial assets	1,777
Net exposure	1,777
Currency risk | Lease liabilities | Euro
Exposure to foreign currency risk
Financial liabilities	(1,460)	(831)
Currency risk | Lease liabilities | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(276)	(256)
Currency risk | Trade and other payables | Euro
Exposure to foreign currency risk
Financial liabilities	(6,805)	(5,182)
Currency risk | Trade and other payables | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(1,649)	(1,035)
Currency risk | Trade and other payables | Kazakhstani Tenge
Exposure to foreign currency risk
Financial liabilities	(174)	(74)
Currency risk | Trade and other payables | British pound sterling
Exposure to foreign currency risk
Financial liabilities		(42)
Currency risk | Trade and other payables | Japanese yen
Exposure to foreign currency risk
Financial liabilities	(95)	(34)
Loans receivable | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	174	156
Loans receivable | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets		1
Trade and other receivables | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	7,354	3,540
Trade and other receivables | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	12
Trade and other receivables | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	5	8
Trade and other receivables | Currency risk | Hong Kong dollar
Exposure to foreign currency risk
Financial assets	1,777
Cash | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	20,190	23,283
Cash | Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	102	101
Cash | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets	73	551
Cash | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	$ 1,127	$ 1,053